Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

July 31, 2016

Dates Covered
Collections Period	07/01/16 - 07/31/16
Interest Accrual Period	07/15/16 - 08/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/16	747,719,769.45	39,898
Yield Supplement Overcollateralization Amount 06/30/16	31,416,644.72	0
Receivables Balance 06/30/16	779,136,414.17	39,898
Principal Payments	28,745,464.40	1,291
Defaulted Receivables	1,706,909.99	78
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/16	29,961,572.32	0
Pool Balance at 07/31/16	718,722,467.46	38,529

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	69.29%

Prepayment ABS Speed	1.75%

Overcollateralization Target Amount	32,342,511.04
Actual Overcollateralization	32,342,511.04

Weighted Average APR	4.27%
Weighted Average APR, Yield Adjusted	6.21%
Weighted Average Remaining Term	55.36

Delinquent Receivables:
Past Due 31-60 days	11,282,683.79	572
Past Due 61-90 days	3,071,827.54	141
Past Due 91-120 days	347,193.98	25
Past Due 121+ days	0.00	0
Total	14,701,705.31	738

Total 31+ Delinquent as % Ending Pool Balance	2.05%

Recoveries	922,154.73

Aggregate Net Losses/(Gains) - July 2016	784,755.26

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.21%
Prior Net Losses Ratio	0.68%
Second Prior Net Losses Ratio	0.86%
Third Prior Net Losses Ratio	1.70%
Four Month Average	1.11%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Flow of Funds	$ Amount

Collections	32,322,998.84
Advances	7,598.45
Investment Earnings on Cash Accounts	7,261.55
Servicing Fee	(649,280.35)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	31,688,578.49

Distributions of Available Funds
(1) Class A Interest	744,931.38
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	27,692,423.40
(7) Distribution to Certificateholders	3,213,312.04
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	31,688,578.49

Servicing Fee	649,280.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 07/15/16	714,072,379.82
Principal Paid	27,692,423.40
Note Balance @ 08/15/16	686,379,956.42

Class A-1
Note Balance @ 07/15/16	0.00
Principal Paid	0.00
Note Balance @ 08/15/16	0.00
Note Factor @ 08/15/16	0.0000000%

Class A-2a
Note Balance @ 07/15/16	226,381,274.60
Principal Paid	18,774,524.29
Note Balance @ 08/15/16	207,606,750.31
Note Factor @ 08/15/16	74.1452680%

Class A-2b
Note Balance @ 07/15/16	107,531,105.22
Principal Paid	8,917,899.11
Note Balance @ 08/15/16	98,613,206.11
Note Factor @ 08/15/16	74.1452678%

Class A-3
Note Balance @ 07/15/16	234,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	234,000,000.00
Note Factor @ 08/15/16	100.0000000%

Class A-4
Note Balance @ 07/15/16	125,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	125,000,000.00
Note Factor @ 08/15/16	100.0000000%

Class B
Note Balance @ 07/15/16	21,160,000.00
Principal Paid	0.00
Note Balance @ 08/15/16	21,160,000.00
Note Factor @ 08/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	782,843.05
Total Principal Paid	27,692,423.40
Total Paid	28,475,266.45

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	181,105.02
Principal Paid	18,774,524.29
Total Paid to A-2a Holders	18,955,629.31

Class A-2b
One-Month Libor	0.48135%
Coupon	0.88135%
Interest Paid	81,609.69
Principal Paid	8,917,899.11
Total Paid to A-2b Holders	8,999,508.80

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7757373
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.4410633
Total Distribution Amount	28.2168006

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.6468036
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	67.0518725
Total A-2a Distribution Amount	67.6986761

A-2b Interest Distribution Amount	0.6136067
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	67.0518730
Total A-2b Distribution Amount	67.6654797

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/16	136,256.09
Balance as of 07/31/16	143,854.54
Change	7,598.45

Reserve Account
Balance as of 07/15/16	2,581,024.89
Investment Earnings	548.08
Investment Earnings Paid	(548.08)
Deposit/(Withdrawal)	-
Balance as of 08/15/16	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89